SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The Company has disaggregated its revenue from contracts with customers into categories based on the business operation of the revenue under ASC 606, as follows:

		Six months ended September 30,
Types of revenue	Point of recognition	2025	2024
Service fee income	Over time	$25,602	$-

SCHEDULE OF CURRENCY EXCHANGE RATES

Translations of amounts in the unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of operations and comprehensive loss, and unaudited condensed consolidated statements of cash flows from HK$ into US$ as of and for the periods presented are adopted the following exchange rates in preparing the unaudited condensed consolidated financial statements:

	As of September 30,
	2025	2024
Period-end spot rate	7.7809	7.7693

	Six months ended September 30,
	2025	2024
Average rate	7.8119	7.8084